Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of Related Party Disclosures

As a result of the acquisition of Cutanea, the research and development cooperation as well as a sublease agreement, the following relationships with the Maruho Group are in place:

in EUR thousands	December 31, 2020	December 31, 2019	December 31, 2018
Revenue from research collaborations	493	686	129
Revenue from license agreements	6,000	-	-
Income from the reimbursement of costs by Maruho	659	6,215	-
Income from subleases	33	34	34
Accounts receivables	-	149	-
Purchase price liability Cutanea (earn-out and start-up costs)	17,811	14,720	-
Other liabilties	-	72	-